Deferred Underwriting Compensation	9 Months Ended
Sep. 30, 2021
Gores Metropoulos II, Inc.
Deferred Underwriting Compensation [Line Items]
Deferred Underwriting Compensation	Deferred Underwriting Compensation The Company is committed to pay a deferred underwriting discount totaling $15,750,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriters upon the Company’s consummation of a Business Combination. The underwriters are not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriters if there is no Business Combination.